INCOME TAXES	12 Months Ended
Dec. 31, 2020
Incomes Taxes [Abstract]
INCOME TAXES
11. INCOME TAXES
We recognize deferred tax assets and liabilities based on the difference between the financial reporting and tax basis of assets and liabilities using the tax rates enacted or substantively enacted when the temporary differences are expected to reverse. Deferred tax assets are fully recognized when we conclude sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. These factors included, but are not limited to, (a) historic and expected future levels of taxable income; (b) tax plans that affect whether tax assets can be realized; and (c) the nature, amount and expected timing of reversal of taxable temporary differences. Levels of future income are affected by market price of gold, forecast future costs of production and quantities of proven and probable gold reserves.  If these factors or other circumstances changes, the Company records an adjustment to the recognition of deferred tax asset to reflect the Company’s latest assessment of the amount of deferred tax asset that is probable to be realized.
Our net deferred tax liabilities at December 31, 2020 and 2019 include the following components:

	December 31, 2020	December 31, 2019
Deferred tax assets
Deductible temporary differences relating to provisions	5,608	4,672
Deferred tax liabilities
Mine property costs	36,706	25,226
Net deferred tax liabilities	31,098	20,554
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	December 31, 2020	December 31, 2019
Deductible temporary differences
Canada	4,521	7,006
Ghana	824	1,859
	5,345	8,865

Tax losses
Canada	67,818	60,195
Other	2,396	334
	70,214	60,529

Total unrecognized deferred tax assets
Canada	72,339	67,201
Ghana	824	1,859
Other	2,396	334
	75,559	69,394
At December 31, 2020, the Company had a tax pool of $43.7 million which has no expiry date and loss carryovers of $246.7 million which expires between 2026 and 2040.
The income tax expense includes the following components:

	For the years ended December 31,
	2020	2019
Current tax expense
Current tax on net earnings	36,748	6,291
Adjustments in respect to prior year	973	—
	37,721	6,291
Deferred tax expense
Originating and reversal of temporary differences in the current year	10,545	21,148
Income tax expense	48,266	27,439
During the current year, current income taxes amounting to $25.8 million (2019 - $5.5 million) was paid and a further $13.2 million was paid subsequent to the financial year in relation to the Q4 2020 period.
A reconciliation of expected income tax on net loss before minority interest at statutory rates with the actual income tax expense is as follows:

	For the Years Ended December 31,
	2020	2019
Income from continuing operations before tax	86,419	37,427
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	22,901	9,918

Foreign tax rates	17,238	7,252
Permanent differences	451	1,880
Change in unrecognized deferred tax assets due to exchange rates	(1,209)	(2,424)
Change in unrecognized deferred tax assets	8,885	10,813
Income tax expense	48,266	27,439

In 2019, the Ghana Revenue Authority (“GRA”) issued a tax assessment to Golden Star (Wassa) Limited, relating to the 2014-2016 periods that claimed a reduction in the attributable tax losses by $29 million which following our appeal was reduced to $4 million during the course of 2020. Management still believes that the majority of the matters noted in the updated assessment are either incorrect or unsubstantiated and has filed a second appeal in an attempt to resolve these matters.
Subsequent to the financial year ended December 31 2020, the GRA issued a tax assessment to Golden Star (Wassa) Limited, relating to the 2017-2018 periods that claimed a reduction in the attributable tax losses by $4 million. Management believes that the majority of the matters in the assessment are either incorrect or unsubstantiated and has filed an appeal in an attempt to resolve these matters.
As Golden Star (Wassa) Limited utilized all its tax loss carry forwards in the year ending December 31, 2019, if the above audit assessments were to be upheld there would be a cash tax exposure of approximately $3 million.
Overall, it is the Company’s current assessment that the relevant assessments and claims by the GRA are in most cases unsubstantiated and without merit. No amounts have been recorded for any potential liability associated with the above amounts and the Company intends to defend any follow up in relation to this matter should it arise. The amount of loss, if any, cannot be determined at the current time.